-----------------------------
                                                         OMB APPROVAL
                                                 -----------------------------
                                                 OMB Number:         3235-0006
                                                 Expires:     October 31, 2000
                                                 Estimated average
                                                  burden hours per
                                                  response:...............24.7
                                                 -----------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
            Check here if Amendment [_]; Amendment Number:___________


                        This Amendment (Check only one.):
                             [_]   is a restatement.
                             [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             S-C Rig Co. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-333-9888

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
-------------------------------------------------------
[Signature]

New York, New York
-------------------------------------------------------
[City, State]

February 14, 2001
-------------------------------------------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole director and sole shareholder of S-C Rig Co.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         1

Form 13F Information Table Value Total:

         $ 330,596 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE




                                                             S-C Rig Co.
                                                      Form 13F Information Table
                                                          December 31, 2000

--------------------- ----------- ----------- ---------- ----------- ---- -------- ------------ ---------- -------------------------
                      Title of                Value      Shares/     Sh/  Put/     Invstmt      Other          Voting Authority
Name of Issuer        Class       CUSIP       (x $1000)  Prn Amt     Prn  Call     Dscretn      Managers    Sole    Shared    None


--------------------- ----------- ----------- ---------- ----------- ---- -------- ------------ ---------- -------------------------
--------------------- ----------- ----------- ---------- ----------- ---- -------- ------------ ---------- ------- ----------- -----
R & B Falcon Corp.    COM         74912E101     330,596  14,412,925  SH              DEFINED                       14,412,925
--------------------- ----------- ----------- ---------- ----------- ---- -------- ------------ ---------- ------- ----------- -----
--------------------- ----------- ----------- ---------- ----------- ---------------------------------------------------------------

REPORT SUMMARY        1 DATA
                      RECORD                    330,596              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
--------------------- ----------- ----------- ---------- ----------- ---------------------------------------------------------------